INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 177,756	$ 1,209,292
Less than 12 Months Unrealized Loss	(967)	(41,454)
12 Months or More Fair Value	496,104	118,662
12 Months or More Unrealized Loss	(16,090)	(6,708)
Total Fair Value	673,860	1,327,954
Total Unrealized Loss	(17,057)	(48,162)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	493	27,851
Less than 12 Months Unrealized Loss	(1)	(970)
12 Months or More Fair Value	97	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	590	27,851
Total Unrealized Loss	(1)	(970)
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	119,641	966,718
Less than 12 Months Unrealized Loss	(420)	(32,432)
12 Months or More Fair Value	428,486	108,929
12 Months or More Unrealized Loss	(13,780)	(6,101)
Total Fair Value	548,127	1,075,647
Total Unrealized Loss	(14,200)	(38,533)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	12,746	66,502
Less than 12 Months Unrealized Loss	(126)	(5,294)
12 Months or More Fair Value	37,516	1,935
12 Months or More Unrealized Loss	(1,014)	(46)
Total Fair Value	50,262	68,437
Total Unrealized Loss	(1,140)	(5,340)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	32,045	93,355
Less than 12 Months Unrealized Loss	(103)	(616)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	32,045	93,355
Total Unrealized Loss	(103)	(616)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	12,831	54,866
Less than 12 Months Unrealized Loss	(317)	(2,142)
12 Months or More Fair Value	30,005	7,798
12 Months or More Unrealized Loss	(1,296)	(561)
Total Fair Value	42,836	62,664
Total Unrealized Loss	$ (1,613)	$ (2,703)